Share-based compensation - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) installment shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Aug. 11, 2022 shares	Jun. 10, 2021 shares	Mar. 31, 2018 shares	Jul. 10, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥	¥ 78,265	¥ 156,478	¥ 289,705
Capitalized share-based compensation expense | ¥	¥ 0	¥ 0	¥ 0
Share-based compensation arrangement by share-based payment award, options granted	0	0	0
Share based compensation arrangement by share based payment award option Forfeitures	0	0	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥	¥ 78,265	¥ 156,478	¥ 289,705
Unrecognized compensation expense | ¥	¥ 61,713
Weighted average period over which unrecognized compensation expense is expected to be recognized	8 months 23 days
Restricted Stock Units One [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units One [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Number of equal vesting installments | installment	4
Restricted Stock Units Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Number of equal vesting installments | installment	2
Share-based Payment Arrangement, Option [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, other than options granted	2,787,407	5,084,817	3,550,617
Huya 2017 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | ¥	¥ 0
Huya 2017 Share Incentive Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						28,394,117
Huya 2017 Share Incentive Plan | Incentive Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						17,647,058	17,647,058
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Huya 2017 Share Incentive Plan | Option One [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan | Option One [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Huya 2017 Share Incentive Plan | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Huya 2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Huya 2021 Share Incentive Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				3,530,111
Huya 2021 Share Incentive Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					3,530,111
Amended and Restated 2021 Share Incentive Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				8,018,111